Consolidated statement of cash flows (Parenthetical) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Net cash outflow from investment in associates and from acquisition of businesses and subsidiaries	[1]	£ 953	£ 1
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[2]	8,616	0
Cash and cash equivalents classified as part of disposal group held for sale		83	£ 1,100
France retail banking business
Disclosure of detailed information about business combination [line items]
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures		8,600
HSBC Private Bank (Suisse) SA ('PBRS')
Disclosure of detailed information about business combination [line items]
Net cash outflow from investment in associates and from acquisition of businesses and subsidiaries		£ 941

[1]	Includes £941m of net cash outflow on acquisition of PBRS in February 2024.
[2]	Includes £8.6bn of net cash outflow on sale of our retail banking operations in France in January 2024.